Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Property, Plant and Equipment

(8) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Buildings	76,613	12,022	76,613
Plant and equipment	440,280	69,090	431,072
Computer equipment	3,399	533	3,171
Furniture and fixtures	20,329	3,190	20,855
Motor vehicles	1,563	245	1,546
	542,184	85,080	533,257
Less: accumulated depreciation	(435,256)	(68,301)	(421,949)
Impairment of plant and equipment	0	0	—
	106,928	16,779	111,308

All of the Group’s buildings are located in the PRC. As of December 31, 2021, and 2020, property, plant plus land use rights with carrying value totaling RMB97,066 (US$15,232) and RMB47,498 respectively were pledged to banks as collateral for credit limits and loans (see Note 9).

As of December 31, 2021, the mortgaged floor area of facilities and land use right to the bank is 46,196 square meters and 74,251 square meters, respectively.